United States
Securities and Exchange Commission
"Washington, D.C.  20549"

Form 13F

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 03/31/2007

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500"
         Philadelphia, PA 19103"

3F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     May 7, 2007
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 71
Form 13F Information Table Entry Total: 260671
                                        (Thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     3443    45052 SH       SOLE                                      45052
A F L A C Inc.                 COM              001055102     5985   127181 SH       SOLE                                     127181
Abbott Laboratories            COM              002824100      486     8718 SH       SOLE                                       8718
Alberto Culver                 COM              013068101     2587   113060 SH       SOLE                                     113060
American International Group   COM              026874107     5008    74499 SH       SOLE                                      74499
Anheuser Busch Co. Inc.        COM              035229103     4891    96927 SH       SOLE                                      96927
Aqua America                   COM              03836w103      706    31466 SH       SOLE                                      31466
Artesian Resources Corp.  Clas COM              043113208      845    41028 SH       SOLE                                      41028
Automatic Data Processing      COM              053015103     4560    94225 SH       SOLE                                      94225
BP plc                         COM              055622104     1214    18742 SH       SOLE                                      18742
Belden CDT                     COM              077454106      246     4595 SH       SOLE                                       4595
Berkshire Hathaway Class B     COM              084670207     3625      996 SH       SOLE                                        996
Best Buy Company, Inc.         COM              086516101      341     7000 SH       SOLE                                       7000
Black & Decker Corp            COM              091797100     7105    87051 SH       SOLE                                      87051
Boeing Co.                     COM              097023105     8149    91656 SH       SOLE                                      91656
Bristol Myers Squibb Co.       COM              110122108      202     7279 SH       SOLE                                       7279
CBS                            COM              124857202     2518    82328 SH       SOLE                                      82328
Campbell Soup                  COM              134429109     1310    33635 SH       SOLE                                      33635
Colgate Palmolive              COM              194162103     5134    76868 SH       SOLE                                      76868
Cooper Industries Inc.         COM              216648402     5948   132197 SH       SOLE                                     132197
D.R. Horton Inc.               COM              23331a109     2682   121903 SH       SOLE                                     121903
Dean Foods Company             COM              242370104     5960   127504 SH       SOLE                                     127504
Diebold Incorporated           COM              253651103     1159    24285 SH       SOLE                                      24285
Dow Chemical Co                COM              260543103      381     8298 SH       SOLE                                       8298
DuPont                         COM              263534109     7119   144014 SH       SOLE                                     144014
Exxon Mobil Corp.              COM              30231g102    11353   150474 SH       SOLE                                     150474
FedEx Corporation              COM              31428x106     9806    91277 SH       SOLE                                      91277
Federal National Mortgage Asso COM              313586109      549    10065 SH       SOLE                                      10065
First American Corporation     COM              318522307     7914   156033 SH       SOLE                                     156033
Fortune Brands Inc.            COM              349631101     7543    95700 SH       SOLE                                      95700
Freddie Mac                    COM              313400301      479     8060 SH       SOLE                                       8060
General Electric Co.           COM              369604103     9574   270770 SH       SOLE                                     270770
GlaxoSmithKline ADR            COM              37733w105     6488   117417 SH       SOLE                                     117417
Green Mountain Power Corp.     COM              393154109     2261    64845 SH       SOLE                                      64845
H&R Block                      COM              093671105     1730    82235 SH       SOLE                                      82235
H.J. Heinz Co.                 COM              423074103     5989   127094 SH       SOLE                                     127094
Harley Davidson                COM              412822 10      489     8329 SH       SOLE                                       8329
Hershey Company                COM              427866108     1237    22639 SH       SOLE                                      22639
Home Depot, Inc.               COM              437076102     6481   176390 SH       SOLE                                     176390
Illinois Tool Works Inc        COM              452308109      667    12925 SH       SOLE                                      12925
International Business Machine COM              459200101     9687   102769 SH       SOLE                                     102769
Iron Mountain Inc.             COM              462846106      247     9465 SH       SOLE                                       9465
J P Morgan Chase & Co.         COM              46625h100     6104   126164 SH       SOLE                                     126164
Johnson & Johnson, Inc.        COM              478160104     8454   140297 SH       SOLE                                     140297
Liberty Media Capital A        COM              53071M401      355     3212 SH       SOLE                                       3212
Liberty Media Interactive A    COM              53071M104     2632   110480 SH       SOLE                                     110480
Mc Donalds Corp.               COM              580135101     2891    64164 SH       SOLE                                      64164
Medtronic Inc.                 COM              585055106     4252    86666 SH       SOLE                                      86666
Merck & Co.                    COM              589331107      404     9136 SH       SOLE                                       9136
Microsoft                      COM              594918104     7786   279367 SH       SOLE                                     279367
Pepsico                        COM              713448108     5158    81149 SH       SOLE                                      81149
Pfizer                         COM              717081103     3600   142511 SH       SOLE                                     142511
Pinnacle West Capital Corp     COM              723484101      744    15425 SH       SOLE                                      15425
Proctor & Gamble               COM              742718109     3387    53631 SH       SOLE                                      53631
Progressive Corp               COM              743315103     2039    93460 SH       SOLE                                      93460
RPM Inc.                       COM              749685103     5295   229224 SH       SOLE                                     229224
Royal Dutch Shell ADR          COM              780257804      602     9075 SH       SOLE                                       9075
Sally Beauty Holdings          COM              79546e104      599    65131 SH       SOLE                                      65131
South Jersey Industries        COM              838518108     2271    59690 SH       SOLE                                      59690
Southern Company               COM              842587107     5051   137821 SH       SOLE                                     137821
Tiffany & Co.                  COM              886547 10      699    15375 SH       SOLE                                      15375
UGI Corp                       COM              902681105     3053   114317 SH       SOLE                                     114317
Unitedhealth Group Inc.        COM              91324P102     3697    69801 SH       SOLE                                      69801
Valley National Bancorp        COM              919794107     2769   109654 SH       SOLE                                     109654
Verizon Communications         COM              92343v104     3682    97087 SH       SOLE                                      97087
Viacom Class B                 COM              92553p201     1364    33183 SH       SOLE                                      33183
Wal Mart                       COM              931142103     1227    26140 SH       SOLE                                      26140
Washington Mutual Inc.         COM              939322103     3602    89211 SH       SOLE                                      89211
General Growth Properties, Inc COM              370021107     7638   118294 SH       SOLE                                     118294
UMH Properties Inc.            COM              911024107     2277   149820 SH       SOLE                                     149820
Washington Real Estate Investm COM              939653101     4937   131944 SH       SOLE                                     131944